UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08683

TANAKA Funds, Inc.

(Exact name of registrant as specified in charter)

640 East 42nd St., Suite 4000

New York, New York 10165

(Address of principal executive offices)

 (Zip code)

Greg Getts

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-482-6252

Date of fiscal year end: November 30

Date of reporting period: July 1, 2021 - June 30, 2022

Tanaka Growth Fund

ACCENTURE PLC

Ticker Symbol:ACN	Cusip Number:G1151C101
Record Date: 11/29/2021	Meeting Date: 1/26/2022
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Appointment of Directors	For	Issuer	For	With
2	Advisory Vote to Approve Executive Compensation	For	Issuer	For	With
3	Amend the Amended and Restated Accenture plc 2010 Share Incentive Plan	For	Issuer	For	With
4	Ratify the Appointment and Approve Remuneration of Auditors	For	Issuer	For	With
5	Grant Board Authority to Issue Shares	For	Issuer	For	With
6	Grant Board Authority to Opt-Out of Pre-emption Rights	For	Issuer	For	With
7	Determine Price Range for the Re-Allotment of Treasury shares	For	Issuer	For	With

AFLAC INCORPORATED

Ticker Symbol:AFL	Cusip Number:001055102
Record Date: 2/22/2022	Meeting Date: 5/2/2022
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To elect as Directors of the Company the eleven nominees to serve until the next Annual Meeting and until their successors are duly elected and qualified	For	Issuer	For	With
2	To consider a non-binding advisory proposal on the Company's executive compensation	For	Issuer	For	With
3	To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for the year ending December 31, 2022	For	Issuer	For	With

AMAZON.COM, INC.

Ticker Symbol:AMZN	Cusip Number:0231351066
Record Date: 3/31/2022	Meeting Date: 5/25/2022
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To elect the eleven directors named in the Proxy Statement to serve until the next Annual Meeting of Shareholders or until their respective successors are elected and qualified	For	Issuer	For	With
10	Proposal requesting additional reporting on risk associated with the use of certain contract clauses	Against	Stockholder	Against	With
11	Proposal requesting a report on charitable contributions	Against	Stockholder	Against	With
12	Proposal requesting alternative tax reporting	Against	Stockholder	Against	With
13	Proposal requesting additional reporting on freedom of association	Against	Stockholder	Against	With
14	Proposal requesting additional reporting on lobbying	Against	Stockholder	Against	With
15	Proposal requesting a policy requiring more director candidates than board seats	Against	Stockholder	Against	With
16	Proposal requesting a report on warehouse working conditions	Against	Stockholder	Against	With
17	Proposal requesting additional reporting on gender/racial pay	Against	Stockholder	Against	With
18	Proposal requesting a diversity and equity audit	Against	Stockholder	Against	With
19	Proposal requesting a report on customer use of certain technologies	Against	Stockholder	Against	With
2	To ratify the appointment of Ernst & Young LLP as our independent auditors for the fiscal year ending December 31, 2022	For	Issuer	For	With
3	To conduct an advisory vote to approve our executive compensation	For	Issuer	For	With
4	To approve an amendment to our Restated Certificate of Incorporation to effect a 20-for-1 split of our common stock and a proportionate increase in the number of authorized shares of common stock	For	Issuer	For	With
5	Proposal requesting a report on retirement plan options	Against	Stockholder	Against	With
6	Proposal requesting a report on customer due diligence	Against	Stockholder	Against	With
7	Proposal requesting an alternate director candidate policy	Against	Stockholder	Against	With
8	Proposal requesting a report on packaging materials	Against	Stockholder	Against	With
9	Proposal requesting a report on worker health and safety differences	Against	Stockholder	Against	With

AMYRIS, INC.

Ticker Symbol:AMRS	Cusip Number:03236M200
Record Date: 3/30/2022	Meeting Date: 5/27/2022
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of three Class III Directors to serve for a three-year term	For	Issuer	For	With
2	Ratification of the appointment of Independent Registered Public Accounting Firm	For	Issuer	For	With
3	Approval of amendment to Certificate of Incorporation to increase authorized shares	For	Issuer	For	With

APPLE INC.

Ticker Symbol:AAPL	Cusip Number:037833100
Record Date: 1/3/2022	Meeting Date: 3/4/2022
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
10	Request the Board of Directors prepare a public report assessing the potential risks to the company associated with its use of concealment clauses	Against	Stockholder	Against	With
2	Ratification of Appointment of Independent Registered Public Accounting Firm	For	Issuer	For	With
3	Advisory vote to approve executive compensation	For	Issuer	For	With
4	Approval of the Apple Inc. 2022 Employee Stock Plan	For	Issuer	For	With
5	Request the Board of Directors take steps necessary to amend the articles of incorporation to become a Social Purpose Company	Against	Stockholder	Against	With
6	Request the Board of Directors revise the Company's Transparency Reports	Against	Stockholder	Against	With
7	Request the Board of Directors to oversee the preparation of a report on the extent to which Apple's policies and procedures effectively protect workers in its supply chain from forced labor	Against	Stockholder	Against	With
8	Request Apple report on median pay gaps across race and gender	Against	Stockholder	Against	With
9	Request the Board of Directors to oversee a third-party audit analyzing the adverse impact of Apple's policies and practices on the civil rights of company stakeholders	For	Stockholder	For	With

APPLIED MATERIALS, INC.

Ticker Symbol:AMAT	Cusip Number:038222105
Record Date: 1/12/2022	Meeting Date: 3/10/2022
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To elect ten directors to serve for a one-year term and until their successors have been duly elected and qualified	For	Issuer	For	With
2	To approve on an advisory basis the compensation of our named executive officers for fiscal year 2021	For	Issuer	For	With
3	To ratify the appointment of KPMG LLP as our independent registered public accounting firm for fiscal year 2022	For	Issuer	For	With
4	Request the board to take necessary steps to amend the appropriate company governing documents to give the owners of a combined 10% of our outstanding common stock the power to call a special shareowner meeting	Against	Stockholder	Against	With
5	Request that Applied Materials improve the executive compensation program and policy	Against	Stockholder	Against	With

CORCEPT THERAPEUTICS INCORPORATED

Ticker Symbol:CORT	Cusip Number:218352102
Record Date: 4/13/2022	Meeting Date: 5/31/2022
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To elect nine directors to hold office until the 2023 Annual Meeting of Stockholders and until their successors are duly elected and qualified	For	Issuer	For	With
2	To approve the Corcept Therapeutics Incorporated Amended and Restated 2012 Incentive Award Plan	For	Issuer	For	With
3	To ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2022	For	Issuer	For	With

HONEYWELL INTERNATIONAL INC.

Ticker Symbol:HON	Cusip Number:438516106
Record Date: 2/25/2022	Meeting Date: 4/25/2022
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Advisory Vote to Approve Executive Compensation	For	Issuer	For	With
3	Approval of Independent Accountants	For	Issuer	For	With
4	Request the board to take the steps necessary to amend the appropriate company governing documents to give the owners of a combined 10% of our outstanding common stock the power to call a special shareholder meeting	Against	Stockholder	Against	With
5	Request the Board of Directors conduct an evaluation and issue a report describing if, and how, Honeywell's lobbying activities align with the goal of the Paris Agreement	Against	Stockholder	Against	With
6	Request the Board of Directors report on the company's due diligence process to identify and address environmental and social risks related to emissions, spills, or discharges from Honeywell's operations and value chain	Against	Stockholder	Against	With

MASTERCARD INCORPORATED

Ticker Symbol:MA	Cusip Number:57636Q104
Record Date: 4/22/2022	Meeting Date: 6/21/2022
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of the 13 nominees named in the proxy statement to serve on Mastercard's Board of Directors	For	Issuer	For	With
2	Advisory approval of Mastercard's executive compensation	For	Issuer	For	With
3	Ratification of the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for Mastercard for 2022	For	Issuer	For	With
4	Approval of an amendment to Mastercard's Certificate of Incorporation to enable adoption of a stockholders' right to call special meetings of stockholders	For	Issuer	For	With
5	Request the board to take the steps necessary to amend the appropriate company governing documents to give the owners of a combined 10% of our outstanding common stock the power to call a special shareholder meeting	Against	Stockholder	Against	With
6	Proposal that any future direct or indirect donation to any one or more Objector be subject to the express written approval of a majority of the Company's directors then authorized to vote	Against	Stockholder	Against	With
7	Request that Mastercard provide a report that discloses, itemizes, and quantifies all Company charitable donations	Against	Stockholder	Against	With
8	Request the Board of Directors conduct an evaluation and issue a report within the next year describing if and how Mastercard intends to reduce its risk associated with the processing of payments involving its cards for the sale and purchase of untraceable firearms	Against	Stockholder	Against	With

META PLATFORMS, INC.

Ticker Symbol:META	Cusip Number:30303M102
Record Date: 4/1/2022	Meeting Date: 5/25/2022
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To elect the nine directors nominated by our board of directors each to serve until the next annual meeting of shareholders and until his or her successor has been elected and qualified	For	Issuer	For	With
10	Request the board of directors publish an independent third-party Human Rights Impact Association (HRIA)	Against	Stockholder	Against	With
11	Request that the Board of Directors issue a report assessing the risk of increased sexual exploitation of children as the Company develops and offers additional privacy tools	Against	Stockholder	Against	With
12	Request that the Board of Directors commission an audit analyzing the Company's impact on civil rights and non-discrimination, and the impacts of those on the Company's business	Against	Stockholder	Against	With
13	Request the preparation of a report disclosing lobbying efforts	Against	Stockholder	Against	With
14	Request the Board commission an independent assessment of the Audit and Risk Oversight Committee's capacities and performance in overseeing company risks to public safety and the public interest and in supporting strategic risk oversight on these issues by the full board	Against	Stockholder	Against	With
15	Request that Meta provide a report that discloses, itemizes, and quantifies all Company charitable donations	Against	Stockholder	Against	With
2	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2022	For	Issuer	For	With
3	To hold a non-binding advisory vote on the compensation program for our named executive officers	For	Issuer	For	With
4	Request that the board take all practicable steps in its control to initiate and adopt a recapitalization plan for all outstanding stock to have one vote per share	Against	Stockholder	Against	With
5	Request the Board of Directors adopt a policy to require henceforth that the Chair of the Board of Directors be an independent member of the board	Against	Stockholder	Against	With
6	Request the Board of Directors prepare a public report assessing the potential risks to the company associated with its use of concealment clauses	Against	Stockholder	Against	With
7	Request that the board commission and disclose a report on (1) risks created by Company business practices that prioritize internal financial return over healthy social and environmental systems and (2) the manner in which such risks threaten the returns of its diversified shareholders who rely on a productive economy to support their investment portfolios	Against	Stockholder	Against	With
8	Request the Board prepare a report analyzing why the enforcement of "Community Standards" as described in the "Transparency Center" has proven ineffective at controlling the dissemination of user content that contains or promotes hate speech, disinformation, or content that incites violence and/or harm to public health and personal safety	Against	Stockholder	Against	With
9	Request the Board of Directors commission a report and seek an advisory shareholder vote on its metaverse project	Against	Stockholder	Against	With

NVIDIA CORPORATION

Ticker Symbol:NVDA	Cusip Number:67066G104
Record Date: 4/4/2022	Meeting Date: 6/2/2022
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of thirteen directors nominated by the Board of Directors	For	Issuer	For	With
2	Advisory approval of our executive compensation	For	Issuer	For	With
3	Ratification of the selection of PricewaterhouseCoopers LLP as our independent registered public accounting firm for fiscal year 2023	For	Issuer	For	With
4	Approval of an amendment to our Restated Certificate of Incorporation to increase the number of authorized shares of common stock from 4 billion to 8 billion shares	For	Issuer	For	With
5	Approval of an amendment and restatement of our Amended and Restated 2007 Equity Incentive Plan	For	Issuer	For	With

ONTO INNOVATION INC.

Ticker Symbol:ONTO	Cusip Number:683344105
Record Date: 3/31/2022	Meeting Date: 5/10/2022
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	The election of seven directors	For	Issuer	For	With
2	An advisory resolution on named executive officer resolution	For	Issuer	For	With
3	The ratification of the appointment of our independent registered public accounting firm for fiscal 2022	For	Issuer	For	With

PEPSICO, INC.

Ticker Symbol:PEP	Cusip Number:713448108
Record Date: 3/1/2022	Meeting Date: 5/4/2022
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect as directors the 14 nominees named in the attached Proxy Statement	For	Issuer	For	With
2	Ratify the appointment of KPMG LLP as our independent registered public accounting firm for fiscal year 2022	For	Issuer	For	With
3	Provide advisory approval of executive compensation	For	Issuer	For	With
4	Request that the Board of Directors adopt an enduring policy, and amend the governing documents as necessary in order that 2 separate people hold the office of the Chairman and the office of the CEO	Against	Stockholder	Against	With
5	Request that the Company annually issue a transparency report on global public policy and political influence	Against	Stockholder	Against	With
6	Request that the board commission and publish a report on (1) the link between the public-health costs created by PepsiCo's food and beverage business and PepsiCo's prioritization of enterprise risk and (2) the manner in which such costs affect the market returns available to its diversified shareholders	Against	Stockholder	Against	With

PHILIP MORRIS INTERNATIONAL INC.

Ticker Symbol:PM	Cusip Number:718172109
Record Date: 3/11/2022	Meeting Date: 5/4/2022
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To elect the fourteen directors to our Board of Directors	For	Issuer	For	With
2	To vote on an advisory resolution approving executive compensation	For	Issuer	For	With
3	To approve the Philip Morris International Inc. 2022 Performance Incentive Plan	For	Issuer	For	With
4	To ratify the selection of PricewaterhouseCoopers SA as independent auditors for the Company for the fiscal year ending December 31, 2022	For	Issuer	For	With
5	Request the Board of Directors initiate steps to phase out all production of PMI's health-hazardous and addictive products by 2025	Against	Stockholder	Against	With

QUALCOMM INCORPORATED

Ticker Symbol:QCOM	Cusip Number:747525103
Record Date: 1/10/2022	Meeting Date: 3/9/2022
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	The election of 12 directors to hold office until the next annual meeting of stockholders and until their respective successors have been elected and qualified	For	Issuer	For	With
2	The ratification of the selection of PricewaterhouseCoopers LLP as our independent public accountants for our fiscal year ending September 25, 2022	For	Issuer	For	With
3	An advisory vote to approve the compensation of our named executive officers	For	Issuer	For	With

STIFEL FINANCIAL CORP.

Ticker Symbol:SF	Cusip Number:860630102
Record Date: 4/14/2022	Meeting Date: 6/13/2022
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	An advisory vote to approve executive compensation	For	Issuer	For	With
3	Ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2022	For	Issuer	For	With

THE CARLYLE GROUP INC.

Ticker Symbol:CG	Cusip Number:14316J108
Record Date: 4/4/2022	Meeting Date: 5/31/2022
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election to our Board of Directors of the four Class II director nominees	For	Issuer	For	With
2	Ratification of Ernst & Young LLP as Independent Registered Public Accounting Firm for 2022	For	Issuer	For	With
3	Non-Binding Vote to Approve Named Executive Officer Compensation	For	Issuer	For	With
4	Request that our Company take all the steps necessary to reorganize the Board of Directors into one class with each director subject to election each year for a one-year term	Against	Stockholder	Against	With

TOWER SEMICONDUCTOR LTD.

Ticker Symbol:TSEM	Cusip Number:M87915274
Record Date: 7/6/2021	Meeting Date: 8/12/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To Elect Nine Directors to Serve on the Board of Directors of the Company Until the Next Annual Meeting of Shareholders and Until Their Respective Successors Are Duly Elected	For	Issuer	For	With
2	To Appoint Mr. Amir Elstein as the Chairman of the Board of Directors to Serve Until the Next Annual Meeting of Shareholders and Until His Successor is Duly Appointed and Approve the Terms of His Compensation in Such Capacity	For	Issuer	For	With
3	To Approve the Amendment to the Company's Compensation Policy for Executive Officers and Directors	For	Issuer	For	With
4	To Approve the Increase in Annual Base Salary of Mr. Russell Ellwanger	For	Issuer	For	With
5	To Approve the Award of Equity-Based Compensation to Mr. Russell Ellwanger	For	Issuer	For	With
6	To Approve the Equity Grant to Each of the Members of the Company's Board of Directors	For	Issuer	For	With
7	To Approve the Appointment of Brightman Almagor Zohar & Co, Certified Public Accountants, a firm in the Deloitte Global Network, as the Independent Registered Public Accountants of the Company for the Year Ending December 31, 2021 and for the Period Commencing January 1, 2022 and Until the Next Annual Shareholders Meeting, and to Further Authorize the Audit Committee of the Board of Directors to Determine the Remuneration of Such Firm in Accordance with the Volume and Nature of its Services	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TANAKA Funds, Inc.

By Graham Tanaka

* Graham Tanaka

President

Date: August 26, 2022

By Benjamin Bratt

* Benjamin Bratt

Chief Financial Officer

Date: August 26, 2022

*Print the name and title of each signing officer under his or her signature.